Supplement to the
Fidelity® Government Cash Reserves
(formerly Fidelity® Cash Reserves)
January 29, 2016
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Principal Investment Strategies".

  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.

The following information replaces similar information found in the "Fund Summary" section under the heading "Principal Investment Risks".

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund's sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The following information replaces similar information found in the "Fund Basics" section under the "Principal Investment Strategies" heading.

In buying and selling securities for the fund, the Adviser complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, liquidity, and diversification of the fund's investments. The Adviser stresses maintaining a stable $1.00 share price, liquidity, and income.

In addition to the principal investment strategies noted above, the Adviser normally invests at least 80% of the fund's assets in U.S. Government securities and repurchase agreements for those securities.

The following information supplements information found in the "Fund Basics" section above the "Valuing Shares" heading.

Shareholder Notice

The following is subject to change only upon 60 days' prior notice to shareholders:

Fidelity® Government Cash Reserves normally invests at least 99.5% of total assets in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash or government securities) and at least 80% of the fund's assets in U.S. Government securities and repurchase agreements for those securities.

CAS-FUS-16-02L 1.746835.133	March 31, 2016

Supplement to the
Fidelity® Government Cash Reserves
(formerly Fidelity® Cash Reserves)
January 29, 2016
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Principal Investment Strategies".

  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.

The following information replaces similar information found in the "Fund Summary" section under the heading "Principal Investment Risks".

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund's sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The following information replaces similar information found in the "Fund Basics" section under the "Principal Investment Strategies" heading.

In buying and selling securities for the fund, the Adviser complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, liquidity, and diversification of the fund's investments. The Adviser stresses maintaining a stable $1.00 share price, liquidity, and income.

In addition to the principal investment strategies noted above, the Adviser normally invests at least 80% of the fund's assets in U.S. Government securities and repurchase agreements for those securities.

The following information supplements information found in the "Fund Basics" section above the "Valuing Shares" heading.

Shareholder Notice

The following is subject to change only upon 60 days' prior notice to shareholders:

Fidelity® Government Cash Reserves normally invests at least 99.5% of total assets in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash or government securities) and at least 80% of the fund's assets in U.S. Government securities and repurchase agreements for those securities.

CAS-FUS-16-02 1.712068.135	March 31, 2016